Document and Entity Information	Jan. 20, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jan. 16, 2026
Entity File Number	001-13595
Entity Registrant Name	Mettler-Toledo International Inc
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	13-3668641
Entity Address, Address Line One	1900 Polaris Parkway
Entity Address, City or Town	Columbus
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	43240
City Area Code	614
Local Phone Number	438-4511
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	MTD
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001037646
Amendment Flag	false